INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax expense at federal statutory rate			$ 5,102	$ 3,073
State income tax			879	465
Tax exempt income			(210)	(170)
Nondeductible merger (credit) expenses			134	(685)
Other			(173)	(157)
Income tax expense	$ 1,440	$ 1,817	$ 5,732	$ 2,526